Introduction, Presentation, and Other Information - Changed Accounting Policy, B/S (Details) - EUR (€) € in Millions	Jan. 02, 2018	Jun. 30, 2018	Dec. 31, 2017	Nov. 07, 2017	Jul. 03, 2017	Jun. 30, 2017	Dec. 31, 2016
Assets [abstract]
Cash, cash balances at Central Banks and other deposits on demand	€ 110,995	€ 107,687	€ 110,995			€ 83,691	€ 76,454
Financial assets held for trading	125,618	112,947	125,458
Non-trading financial assets mandatorily at fair value through profit or loss	4,672	5,263
Financial assets designated at fair value through profit or loss	42,075	48,043	34,782
Financial assets at fair value through comprehensive income	126,353	120,831
Financial assets available-for-sale			133,271
Financial assets at amortised cost	909,409	922,948
Loans and receivables			903,013
Held-to-maturity investments			13,491
Investments	6,150	9,262	6,184
Other assets (**)	117,797		117,111
TOTAL ASSETS	1,443,069	1,433,833	1,444,305
Liabilities [abstract]
Financial liabilities held for trading	107,634	75,350	107,624
Financial liabilities designated at fair value through profit or loss	59,616	58,153	59,616
Financial liabilities at amortised cost	1,126,069	1,153,918	1,126,069
Hedging derivatives, Liabilities	8,034	6,728	8,044
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	330	317	330
Provisions	14,686	13,758	14,489
Rest of liabilities	21,338		21,300
TOTAL LIABILITIES	1,337,707	1,329,388	1,337,472
Shareholders' equity
SHAREHOLDERS' EQUITY	114,955	117,935	116,265
CAPITAL	8,068	8,068	8,068	€ 48	€ 729
SHARE PREMIUM	51,053	51,053	51,053
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	525	542	525
OTHER EQUITY	216	215	216
ACCUMULATED RETAINED EARNINGS	53,437	56,967	53,437
OTHER RESERVES	(2,912)	(1,552)	(1,602)
(-) OWN SHARES	(22)	(61)	(22)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	6,619	3,752	6,619
(-) DIVIDENDS	(2,029)	(1,049)	(2,029)
OTHER COMPREHENSIVE INCOME	(21,829)	(23,885)	(21,776)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS:	(3,267)	(2,751)	(4,034)
Actuarial gains or losses on defined benefit pension plans	(4,033)	(3,366)	(4,033)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	(1)		(1)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	773	646
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(6)	(31)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(18,562)	(21,134)	(17,742)
Hedge of net investments in foreign operations (Effective portion)	(4,311)	(4,018)	(4,311)
Exchange differences	(15,430)	(17,934)	(15,430)
Hedging derivatives. Cash flow hedges (Effective portion)	152	92	152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,253	1,037
Financial assets available-for-sale			2,068
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, may be reclassified	(226)	(311)	(221)
NON-CONTROLLING INTEREST	12,236	10,395	12,344
Other comprehensive income	(1,433)	(1,377)	(1,436)
Other items	13,669	11,772	13,780
TOTAL EQUITY	105,362	104,445	106,833			€ 100,955	€ 102,699
TOTAL LIABILITIES AND EQUITY	1,443,069	1,433,833	1,444,305
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	933
Financial assets designated at fair value through profit or loss	(933)
Financial assets at fair value through comprehensive income	124,229
Financial assets available-for-sale	(124,229)
Financial assets at amortised cost	890,094
Loans and receivables	(890,094)
Shareholders' equity
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS:	919
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	5
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	914
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(919)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,154
Financial assets available-for-sale	(2,068)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, may be reclassified	(5)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Assets [abstract]
Financial assets held for trading	160
Non-trading financial assets mandatorily at fair value through profit or loss	3,739
Financial assets designated at fair value through profit or loss	8,226
Financial assets at fair value through comprehensive income	2,126
Financial assets available-for-sale	(9,042)
Financial assets at amortised cost	21,297
Loans and receivables	(12,927)
Held-to-maturity investments	(13,491)
Other assets (**)	6
TOTAL ASSETS	94
Liabilities [abstract]
Financial liabilities held for trading	10
Hedging derivatives, Liabilities	(10)
Rest of liabilities	41
TOTAL LIABILITIES	41
Shareholders' equity
SHAREHOLDERS' EQUITY	91
OTHER RESERVES	91
OTHER COMPREHENSIVE INCOME	(53)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS:	(152)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	(5)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(141)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(6)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	99
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	99
NON-CONTROLLING INTEREST	15
Other comprehensive income	3
Other items	12
TOTAL EQUITY	53
TOTAL LIABILITIES AND EQUITY	94
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Assets [abstract]
Financial assets at fair value through comprehensive income	(2)
Financial assets at amortised cost	(1,982)
Loans and receivables	8
Investments	(34)
Other assets (**)	680
TOTAL ASSETS	(1,330)
Liabilities [abstract]
Provisions	197
Rest of liabilities	(3)
TOTAL LIABILITIES	194
Shareholders' equity
SHAREHOLDERS' EQUITY	(1,401)
OTHER RESERVES	(1,401)
NON-CONTROLLING INTEREST	(123)
Other items	(123)
TOTAL EQUITY	(1,524)
TOTAL LIABILITIES AND EQUITY	(1,330)
Derivatives
Liabilities [abstract]
Financial liabilities held for trading	57,902	54,892	57,892
Derivatives | Under IAS 39 Before Adjustment For Classification And Measurement [Member]
Liabilities [abstract]
Financial liabilities held for trading			10
Derivatives | Under IFRS 9 After Adjustment For Classification And Measurement [Member]
Liabilities [abstract]
Financial liabilities held for trading	10
Derivatives | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Liabilities [abstract]
Financial liabilities held for trading	10
Short positions
Liabilities [abstract]
Financial liabilities held for trading	20,979	14,123	20,979
Deposits
Liabilities [abstract]
Financial liabilities held for trading	28,753	6,335	28,753
Financial liabilities designated at fair value through profit or loss	55,971	55,416	55,971
Financial liabilities at amortised cost	883,320	900,931	883,320
Debt instruments
Liabilities [abstract]
Financial liabilities designated at fair value through profit or loss	3,056		3,056
Financial liabilities at amortised cost	214,910		214,910
Other financial liabilities
Liabilities [abstract]
Financial liabilities designated at fair value through profit or loss	589	428	589
Financial liabilities at amortised cost	27,839	28,521	27,839
Derivatives
Assets [abstract]
Financial assets held for trading	57,243	55,997	57,243
Equity instruments
Assets [abstract]
Financial assets held for trading	21,353	17,670	21,353
Non-trading financial assets mandatorily at fair value through profit or loss	2,584	2,956
Financial assets designated at fair value through profit or loss			933
Financial assets at fair value through comprehensive income	3,169	2,766
Financial assets available-for-sale			4,790
Shareholders' equity
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income		646
Financial assets available-for-sale			914
Equity instruments | Under IAS 39 Before Adjustment For Classification And Measurement [Member]
Assets [abstract]
Financial assets available-for-sale			2,154
Equity instruments | Under IFRS 9 After Adjustment For Classification And Measurement [Member]
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	1,651
Equity instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	933
Financial assets designated at fair value through profit or loss	(933)
Financial assets at fair value through comprehensive income	2,636
Financial assets available-for-sale	(2,636)
Shareholders' equity
Financial assets available-for-sale	(914)
Equity instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	1,651
Financial assets at fair value through comprehensive income	533
Financial assets available-for-sale	(2,154)
Debt instruments
Assets [abstract]
Financial assets held for trading	36,554	27,005	36,351
Non-trading financial assets mandatorily at fair value through profit or loss	1,792	2,018
Financial assets designated at fair value through profit or loss	3,286	2,912	3,485
Financial assets at fair value through comprehensive income	122,077	116,520
Financial assets available-for-sale			128,481
Financial assets at amortised cost	35,772	39,524
Loans and receivables			17,543
Held-to-maturity investments			13,491
Shareholders' equity
Financial assets available-for-sale			1,154
Debt instruments | Under IAS 39 Before Adjustment For Classification And Measurement [Member]
Assets [abstract]
Financial assets designated at fair value through profit or loss			199
Held-to-maturity investments			13,491
Debt instruments | Under IFRS 9 After Adjustment For Classification And Measurement [Member]
Assets [abstract]
Financial assets held for trading	203
Non-trading financial assets mandatorily at fair value through profit or loss	199
Financial assets at fair value through comprehensive income	486
Financial assets at amortised cost	6,704
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Assets [abstract]
Financial assets at fair value through comprehensive income	121,593
Financial assets available-for-sale	(121,593)
Financial assets at amortised cost	15,557
Loans and receivables	(15,557)
Shareholders' equity
Financial assets available-for-sale	(1,154)
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Assets [abstract]
Financial assets held for trading	203
Non-trading financial assets mandatorily at fair value through profit or loss	1,792
Financial assets designated at fair value through profit or loss	(199)
Financial assets at fair value through comprehensive income	486
Financial assets available-for-sale	(6,888)
Financial assets at amortised cost	20,195
Loans and receivables	(1,994)
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Assets [abstract]
Financial assets at fair value through comprehensive income	(2)
Financial assets at amortised cost	20
Loans and receivables	8
Loans and advances
Assets [abstract]
Financial assets held for trading	10,468	12,275	10,511
Non-trading financial assets mandatorily at fair value through profit or loss	296	289
Financial assets designated at fair value through profit or loss	38,789	45,131	30,364
Financial assets at fair value through comprehensive income	1,107	1,545
Financial assets at amortised cost	873,637	883,424
Loans and receivables			885,470
Loans and receivables reclassified from amortized cost to FVTPL	8,600
Loans and advances | Under IAS 39 Before Adjustment For Classification And Measurement [Member]
Assets [abstract]
Financial assets held for trading			43
Financial assets designated at fair value through profit or loss			1,152
Loans and receivables			9,864
Loans and advances | Under IFRS 9 After Adjustment For Classification And Measurement [Member]
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	296
Financial assets designated at fair value through profit or loss	9,577
Financial assets at fair value through comprehensive income	1,107
Financial assets at amortised cost	1,102
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Assets [abstract]
Financial assets at amortised cost	874,537
Loans and receivables	(874,537)
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Assets [abstract]
Financial assets held for trading	(43)
Non-trading financial assets mandatorily at fair value through profit or loss	296
Financial assets designated at fair value through profit or loss	8,425
Financial assets at fair value through comprehensive income	1,107
Financial assets at amortised cost	1,102
Loans and receivables	(10,933)
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Assets [abstract]
Financial assets at amortised cost	(2,002)
Provision for commitments and guarantees given
Liabilities [abstract]
Provisions	814	€ 855	617
Provision for commitments and guarantees given | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Liabilities [abstract]
Provisions	197
Other Provisions For Adoption Of IFRS 9 [Member]
Liabilities [abstract]
Provisions	€ 13,872		€ 13,872